Segment financial information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment financial information

NOTE 5. Segment financial information

PEMEX’s primary business is the exploration and production of crude oil and natural gas, as well as the production, processing, marketing and distribution of petroleum and petrochemical products. After the Corporate Reorganization, PEMEX’s operations have been conducted through nine business segments: exploration and production, industrial transformation, cogeneration and services, drilling and services, logistics, ethylene, fertilizers, the Trading Companies and corporate and other operating subsidiary companies. Due to PEMEX’s structure, there are significant quantities of inter-segment sales among the reporting segments, which are made at internal transfer prices established by PEMEX reflecting international market prices.

The primary sources of revenue for PEMEX’s business segments are as described below:

•	The exploration and production segment earns revenues from domestic sales of crude oil and natural gas, and from exporting crude oil through certain of the Trading Companies. Export sales are made through PMI CIM to approximately 32 major customers in various foreign markets. Approximately half of PEMEX’s crude oil is sold to Pemex Industrial Transformation.

•	The industrial transformation segment earns revenues from sales of refined petroleum products and derivatives, mainly to third parties within the domestic market. This segment also sells a significant portion of the fuel oil it produces to the Comisión Federal de Electricidad (Federal Electricity Commission, or “CFE”) and a significant portion of jet fuel produced to Aeropuertos y Servicios Auxiliares (the Airports and Auxiliary Services Agency). The refining segment’s most important products are different types of gasoline and diesel.

•	The industrial transformation segment also earns revenues from domestic sources generated by sales of natural gas, liquefied petroleum gas, naphtha, butane and ethane and certain other petrochemicals such as methane derivatives, ethane derivatives, aromatics and derivatives.

•	The cogeneration segment receives income from the cogeneration, supply and sale of electricity and thermal energy and also provides technical and management activities associated with these services.

•	The drilling segment receives income from drilling services, and servicing and repairing wells.

•	The logistics segment earns income from transportation and storage of crude oil, petroleum products and petrochemicals, as well as related services, which it provides by employing pipelines and offshore and onshore resources, and from providing services related to the maintenance, handling, guarding and management of these products.

•	The ethylene segment earns revenues from the distribution and trade of methane, ethane and propylene in the domestic market.

•	The fertilizers segment earns revenues from trading ammonia, fertilizers and its derivatives, mostly in the domestic market.

•	The trading companies segment, which consist of PMI CIM, PMI NASA, PMI Trading and MGAS (the “Trading Companies”), earn revenues from trading crude oil, natural gas and petroleum and petrochemical products in international markets.

•	The segment related to corporate and other operating Subsidiary Companies provides administrative, financing, consulting and logistical services, as well as economic, tax and legal advice and re-insurance services to PEMEX’s entities and companies.

The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis of PEMEX and on which it bases its decision-making.

As of/for the year ended December 31, 2017	Exploration and Production		Industrial Transformation	Cogeneration and Services(1)		Drilling and Services		Logistics		Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations		Total
Sales:
Trade	Ps.	—	Ps. 857,456,146	Ps.	—	Ps.	—	Ps.	—	Ps. 4,123,006	Ps. 12,621,648	Ps. 508,539,112	Ps. 3,159,238	Ps.	—	Ps. 1,385,899,150
Intersegment		762,637,362	150,360,283		114,233		3,400,456		70,671,871	642,965	1,565,757	539,193,190	79,031,944		(1,607,618,061)	—
Services income		—	6,116,937		334,755		41,741		3,714,941	2,339	26,733	66,621	826,502		—	11,130,569
(Reversal) impairment of wells pipelines, properties, plant and equipment, net		129,350,315	15,952,092		—		—		—	1,935,500	—	—	4,206,653		—	151,444,560
Cost of sales		391,089,410	1,004,683,554		472,732		468,171		50,926,263	6,001,259	14,272,340	1,031,997,901	33,033,923		(1,528,740,673)	1,004,204,880

Gross income (loss)		242,197,637	(6,702,280)		(23,744)		2,974,026		23,460,549	(3,168,449)	(58,202)	15,801,022	45,777,108		(78,877,388)	241,380,279
Other revenues (expenses), net		10,204,045	1,515,538		2,646		(31,454)		(24,134,436)	9,013	23,030	307,212	(5,344,872)		22,623,354	5,174,076
Distribution, transportation and sales expenses		—	26,049,566		13,581		—		73,526	528,370	334,663	375,482	59,043		(5,544,561)	21,889,670
Administrative expenses		58,539,119	38,994,887		37,679		888,776		7,459,928	352,537	1,105,554	1,564,859	62,001,641		(51,005,526)	119,939,454

Operating income (loss)		193,862,563	(70,231,195)		(72,358)		2,053,796		(8,207,341)	(4,040,343)	(1,475,389)	14,167,893	(21,628,448)		296,053	104,725,231
Financing income		121,293,404	11,427,907		147		57,313		1,622,827	2,248	46,113	905,405	145,907,795		(265,097,306)	16,165,853
Financing cost		(136,378,338)	(2,398,643)		(19,882)		(795,947)		(2,307,427)	(211,004)	(1,964)	(1,328,827)	(239,003,771)		264,801,255	(117,644,548)
Derivative financial instruments (cost) income, net		(1,613,874)	5,835		—		—		—	—	—	(772,143)	27,718,506		—	25,338,324
Foreign exchange (loss) income, net		10,043,316	4,924,209		—		227,365		613,099	(20,925)	(10,486)	(4,318)	7,411,862		—	23,184,122
Profit (loss) sharing in joint ventures and associates		(75,195)	485,224		—		—		(74)	—	—	1,049,809	(212,666,494)		211,567,170	360,440
Taxes, duties and other		338,169,260	—		—		276,967		(7,444,967)	—	—	1,972,718	6,063		—	332,980,041

Net (loss) income		(151,037,384)	(55,786,663)		(92,093)		1,265,560		(833,949)	(4,270,024)	(1,441,726)	12,045,101	(292,266,613)		211,567,172	(280,850,619)

Total current assets		1,036,063,541	570,380,888		179,807		6,871,148		49,391,784	3,155,476	3,994,381	158,414,445	506,187,594		(1,971,112,774)	363,526,290
Investments in joint ventures and associates		64,328	4		—		—		18,336	—	—	15,805,506	(465,026,224)		465,845,414	16,707,364
Wells, pipelines, properties, plant and equipment, net		945,945,889	286,423,735		—		18,956,882		119,647,553	5,713,998	19,008,822	6,739,231	34,073,216		—	1,436,509,326
Total assets		2,058,036,405	857,196,306		179,807		26,220,748		191,895,993	8,923,456	23,142,045	186,808,899	2,111,740,735		(3,332,142,280)	2,132,002,114
Total current liabilities		284,656,058	459,130,165		531,580		2,201,936		44,521,371	6,455,246	2,183,654	112,046,527	1,439,097,882		(1,961,697,234)	389,127,185
Long-term debt		1,826,843,268	25,437,147		—		11,258,734		2,814,640	—	—	2,712,654	1,837,690,559		(1,826,091,398)	1,880,665,604
Employee benefits		372,032,958	588,573,518		—		333,212		1,842,892	98,361	105,033	(966,238)	296,416,386		—	1,258,436,122
Total liabilities		2,570,412,398	1,077,108,748		531,580		13,886,424		56,706,251	6,556,050	2,308,890	116,842,881	3,587,988,972		(3,797,987,695)	3,634,354,499
Equity (deficit), net		(512,375,993)	(219,912,442)		(351,773)		12,334,324		135,189,742	2,367,406	20,833,155	69,966,018	(1,476,248,237)		465,845,415	(1,502,352,385)
Depreciation and amortization		127,742,568	17,935,112		—		2,368,123		4,562,140	422,930	1,688,493	(19,798)	2,004,945		—	156,704,513
Net periodic cost of employee benefits		32,794,386	52,538,989		—		39,697		(4,954)	(1,999)	(12,561)	16,166	22,703,351		—	108,073,075
Acquisition of wells, pipelines, properties, plant and equipment		67,845,989	14,678,182		—		418,283		5,189,409	219,152	475,196	321,145	4,832,461		—	93,979,817

(1)	Certain of the assets of Pemex Cogeneration and Services have been transferred to Pemex Industrial Transformation.

As of/for the year ended December 31, 2016	Exploration and Production		Industrial Transformation		Cogeneration and Services		Drilling and Services		Logistics		Fertilizers		Ethylene		Trading Companies		Corporate and Other Operating Subsidiary Companies		Intersegment eliminations		Total
Sales:
Trade	Ps.	—	Ps.	648,088,013	Ps.	—	Ps.	—	Ps.	—	Ps.	3,873,403	Ps.	15,392,552	Ps.	395,118,117	Ps.	2,646,505	Ps.	—	Ps.	1,065,118,590
Intersegment		616,380,615		117,096,378		51,913		1,981,754		68,316,958		900,464		1,764,438		405,293,283		50,683,175		(1,262,468,978)		—
Services income		—		5,565,604		132,521		70,112		2,813,887		1,908		60,141		236,230		473,415		(379,176)		8,974,642
(Reversal) impairment of wells pipelines, properties, plant and equipment, net		(271,709,433)		(52,498,881)		—		—		(5,829,520)		—		(1,276,509)		—		—		—		(331,314,343)
Cost of sales		359,064,884		823,763,927		166,721		143,956		61,248,584		5,506,198		13,936,213		783,691,245		7,260,043		(1,188,959,550)		865,822,221

Gross income (loss)		529,025,164		(515,051)		17,713		1,907,910		15,711,781		(730,423)		4,557,427		16,956,385		46,543,052		(73,888,604)		539,585,354
Other revenues (expenses), net		27,346,794		19,964,654		—		591,704		(27,189,969)		32,710		63,989		3,412,711		(906,183)		(666,804)		22,649,606
Distribution, transportation and sales expenses		—		50,792,317		8,232		6		148,215		185,168		481,727		229,432		49,162		(26,663,019)		25,231,240
Administrative expenses		54,509,047		34,183,846		32,126		983,560		7,175,451		731,479		2,101,834		1,157,182		60,497,232		(48,718,224)		112,653,533

Operating income (loss)		501,862,911		(65,526,560)		(22,645)		1,516,048		(18,801,854)		(1,614,360)		2,037,855		18,982,482		(14,909,525)		825,835		424,350,187
Financing income		56,040,129		11,056,345		—		72,995		373,301		4,358		64,582		1,098,079		125,964,466		(180,925,000)		13,749,255
Financing cost		(109,946,363)		(3,188,892)		(12,055)		(642,711)		(481,741)		(20,217)		(2,980)		(1,342,351)		(163,400,779)		180,193,625		(98,844,464)
Derivative financial instruments (cost) income, net		—		3,172		—		—		—		—		—		(1,951,959)		(12,052,200)		—		(14,000,987)
Foreign exchange (loss) income, net		(217,166,718)		(12,858,875)		—		(1,570,317)		(1,118,537)		(29,263)		(2,843)		174,866		(21,441,056)		—		(254,012,743)
Profit (loss) sharing in joint ventures and associates		(21,164)		649,520		—		—		—		—		—		1,586,503		(117,426,818)		117,347,804		2,135,845
Taxes, duties and other		276,647,448		—		—		(481,581)		(10,010,686)		—		—		7,380,870		(9,014,616)		—		264,521,435

Net (loss) income		(45,878,653)		(69,865,290)		(34,700)		(142,404)		(10,018,145)		(1,659,482)		2,096,614		11,166,750		(194,251,296)		117,442,264		(191,144,342)

Total current assets		983,260,710		795,237,287		388,422		6,032,213		22,087,801		1,724,967		5,817,262		125,081,531		613,881,578		(2,195,695,848)		357,815,923
Investments in joint ventures and associates		139,523		257,159		—		—		—		—		—		17,568,893		(247,349,711)		250,121,645		20,737,509
Wells, pipelines, properties, plant and equipment, net		1,176,504,263		311,432,174		—		21,023,629		86,695,514		7,771,634		20,086,650		6,691,813		37,536,571		—		1,667,742,248
Total assets		2,206,418,541		1,107,094,580		388,423		27,673,598		130,824,921		9,556,469		26,007,319		155,376,864		2,359,024,145		(3,692,478,836)		2,329,886,024
Total current liabilities		340,011,451		666,467,674		472,236		3,894,121		19,824,792		2,995,088		3,879,828		78,894,485		1,497,612,971		(2,187,862,760)		426,189,886
Long-term debt		1,737,109,328		31,495,027		—		12,489,423		4,382,109		—		—		3,597,938		1,757,315,685		(1,739,384,968)		1,807,004,542
Employee benefits		362,312,386		575,277,374		191,876		441,127		571,702		20,362		21,893		(749,034)		282,321,750		—		1,220,409,436
Total liabilities		2,533,221,665		1,278,138,290		664,829		16,853,202		29,336,417		3,015,450		3,901,722		86,885,889		3,553,477,189		(3,942,600,482)		3,562,894,171
Equity (deficit), net		(326,803,124)		(171,043,710)		(276,406)		10,820,396		101,488,504		6,541,019		22,105,597		68,490,975		(1,194,453,044)		250,121,646		(1,233,008,147)
Depreciation and amortization		124,329,921		17,425,472		—		2,559,357		2,230,557		481,241		1,395,232		86,707		1,931,004		—		150,439,491
Net periodic cost of employee benefits		32,617,215		52,886,397		5,860		31,491		30,340		(1,178)		1,424		(552,735)		24,719,602		—		109,738,416
Acquisition of wells, pipelines, properties, plant and equipment		70,418,370		32,254,531		—		2,053,139		26,344,495		889,420		1,724,690		1,019,484		21,031,214		—		155,735,343

As of/for the year ended December 31, 2015	Exploration and Production		Industrial Transformation		Cogeneration and Services		Drilling and Services		Logistics		Fertilizers		Ethylene		Trading Companies		Corporate and Other Operating Subsidiary Companies		Intersegment eliminations		Total
Sales:
Trade	Ps.	—	Ps.	740,190,020	Ps.	—	Ps.	—	Ps.	—	Ps.	1,494,478	Ps.	4,551,413	Ps.	407,214,446	Ps.	—	Ps.	—	Ps.	1,153,450,357
Intersegment		690,642,133		126,294,195		—		1,511,970		598,853		209,970		473,990		353,137,149		18,296,515		(1,191,164,775)		—
Services income		—		7,549,061		—		—		10,355,988		236		17,893		661,683		505,032		(10,779,858)		8,310,035
Impairment of wells, pipelines, properties, plant and equipment		394,396,580		76,442,079		—		—		5,829,519		—		1,276,512		—		—		—		477,944,690
Benefit from change in pension plan		(46,368,308)		(45,808,781)		—		—		—		—		—		—		—		—		(92,177,089)
Cost of sales		427,158,621		876,531,944		2,793		706,896		10,727,462		1,707,548		4,965,414		749,655,199		2,791,350		(1,182,282,621)		891,964,606

Gross income (loss)		(84,544,760)		(33,131,966)		(2,793)		805,074		(5,602,140)		(2,864)		(1,198,630)		11,358,079		16,010,197		(19,662,012)		(115,971,815)
Other revenues (expenses), net		(7,957,202)		1,243,040		—		38		26,941		14,680		19,909		1,666,783		2,219,539		1,890,785		(875,487)
Distribution, transportation and sales expenses		—		35,292,527		1,448		—		3,009		4,416		62,071		428,613		254		(6,863,699)		28,928,639
Administrative expenses		18,454,281		40,529,587		47,670		8,553		104,794		152,404		519,351		1,967,581		61,609,813		(10,921,939)		112,472,095
Benefit from change in pension plan		(17,853,725)		(39,975,450)		—		—		—		—		—		—		(46,031,780)		—		(103,860,955)

Operating income (loss)		(93,102,518)		(67,735,590)		(51,911)		796,559		(5,683,002)		(145,004)		(1,760,143)		10,628,668		2,651,449		14,411		(154,387,081)
Financing income		25,852,078		2,789,535		—		43,690		37		3,503		7,728		1,147,870		110,816,691		(125,670,273)		14,990,859
Financing cost		(90,822,360)		(13,738,104)		2,110		(95,280)		(61,153)		—		—		(1,299,580)		(87,289,616)		125,530,390		(67,773,593)
Derivative financial instruments (cost) income, net		—		6,463		—		—		—		—		—		1,347,323		(22,803,663)		—		(21,449,877)
Foreign exchange (loss), net		(132,165,427)		(7,364,486)		(7,509)		(92,046)		(11,090)		(3,600)		(2,802)		(49,190)		(15,069,424)		—		(154,765,574)
(Loss) profit sharing in joint ventures and associates		(473,082)		671,868		—		—		—		—		—		2,056,259		(749,900,890)		749,963,960		2,318,115
Taxes, duties and other		376,682,705		1,839,021		—		197,491		(2,069,848)		—		—		5,134,176		(50,283,298)		—		331,500,247

Net (loss) income		(667,394,014)		(87,209,335)		(57,310)		455,432		(3,685,360)		(145,101)		(1,755,217)		8,697,174		(711,312,155)		749,838,488		(712,567,398)

Total current assets		709,252,019		313,801,630		655,239		2,171,717		49,162,929		1,594,643		4,988,511		73,116,155		275,582,816		(1,163,125,162)		267,200,497
Investments in joint ventures and associates		919,654		6,687,977		—		—		—		8,500		—		11,845,489		(242,233,405)		246,937,384		24,165,599
Wells, pipelines, properties, plant and equipment, net		966,144,619		246,463,069		—		22,647,454		58,078,603		7,405,969		18,480,684		3,045,704		22,217,529		—		1,344,483,631
Total assets		1,698,909,240		567,486,579		655,240		24,917,981		111,307,038		9,034,376		23,705,118		93,266,620		1,443,189,885		(2,196,817,877)		1,775,654,200
Total current liabilities		278,507,394		104,569,842		469,524		1,981,652		14,698,159		1,486,468		4,534,980		34,749,438		1,157,183,570		(1,154,773,306)		443,407,721
Long-term debt		1,252,239,594		16,707,005		—		12,031,849		4,850,905		—		—		3,607,840		1,285,676,066		(1,274,240,092)		1,300,873,167
Employee benefits		379,150,943		609,492,623		61,171		417,817		368,036		12,533		3,611		(59,581)		289,938,288		—		1,279,385,441
Total liabilities		1,985,557,185		735,280,560		530,696		14,431,318		19,917,100		1,499,001		4,538,591		41,420,792		2,747,910,113		(2,443,755,258)		3,107,330,098
Equity (deficit), net		(286,647,945)		(167,793,981)		124,544		10,486,663		91,389,938		7,535,375		19,166,527		51,845,828		(1,304,720,228)		246,937,381		(1,331,675,898)
Depreciation and amortization		144,567,149		20,916,796		—		612,741		337,364		158,505		442,504		84,493		831,698		—		167,951,250
Net periodic cost of employee benefits		23,608,485		21,392,600		(298)		—		(310)		—		—		(119,819)		17,668,484		—		62,549,142
Acquisition of wells, pipelines, properties, plant and equipment		184,786,051		68,935,841		—		—		1,544,224		320,762		1,882,108		677,314		6,711,511		—		264,857,811

PEMEX’s management measures the performance of the segments based on operating income and net segment income before elimination of unrealized intersegment gain (loss), as well as by analyzing the impact of the results of each segment on the consolidated financial statements. For certain of the items in these consolidated financial statements to conform with the individual financial statements of the operating segments, they must be reconciled. The tables below present the financial information of PEMEX’s operating segments, before intersegment eliminations:

The following tables present accounting reconciliations between individual and consolidated information.

As of/for the year ended December 31, 2017	Exploration and Production	Industrial Transformation	Cogeneration and Services	Drilling and Services	Logistics	Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies
Sales:
By segment	Ps. 762,637,362	1,015,157,118	448,988	6,679,132	74,386,812	4,795,196	14,214,138	1,047,874,453	83,017,684
Less unrealized intersegment sales	—	(1,223,752)	—	(3,236,935)	—	(26,886)	—	(75,530)	—

Total consolidated sales	Ps. 762,637,362	1,013,933,366	448,988	3,442,197	74,386,812	4,768,310	14,214,138	1,047,798,923	83,017,684

Operating income (loss):
By segment	Ps. 194,814,292	(59,989,652)	(72,358)	882,692	(61,696,313)	(7,148,431)	(4,698,838)	14,490,017	(21,628,448)
Less unrealized intersegment sales	—	(1,223,752)	—	(3,236,935)	—	(26,886)	—	(75,530)	—
Less unrealized gain due to production cost valuation of inventory	(496,329)	(9,017,791)	—	2,932,663	—	—	—	(246,594)	—
Less capitalized refined products	(574,381)	—	—	—	—	—	—	—	—
Less amortization of capitalized interest	118,981	—	—	—	—	—	—	—	—
Less depreciation and impairment of revaluated transferred assets	—	—	—	1,475,376	53,488,972	3,134,974	3,223,449	—	—

Total consolidated operating income (loss)	Ps. 193,862,563	(70,231,195)	(72,358)	2,053,796	(8,207,341)	(4,040,343)	(1,475,389)	14,167,893	(21,628,448)

Net income (loss):
By segment	Ps. (150,388,699)	(44,599,751)	(358,862)	345,913	(40,300,942)	(8,616,130)	(5,866,542)	5,200,268	(292,266,613)
Less unrealized intersegment sales	—	(1,223,752)	—	(3,236,935)	—	(26,886)	—	(75,530)	—
Less unrealized gain due to production cost valuation of inventory	(496,329)	(9,017,791)	—	2,932,663	—	—	—	(246,594)	—
Less capitalized refined products	(574,381)	—	—	—	—	—	—	—	—
Less equity method elimination	303,044	(945,369)	266,769	—	333	1,238,018	1,201,367	7,166,957	—
Less amortization of capitalized interest	118,981	—	—	—	—	—	—	—	—
Less depreciation and impairment of revaluated transferred assets, net of deferred taxes	—	—	—	1,223,919	39,466,660	3,134,974	3,223,449	—	—

Total consolidated net (loss) income	Ps. (151,037,384)	(55,786,663)	(92,093)	1,265,560	(833,949)	(4,270,024)	(1,441,726)	12,045,101	(292,266,613)

Assets:
By segment	Ps. 2,084,553,745	912,770,881	179,807	28,256,876	276,537,764	17,689,305	35,498,783	195,538,239	2,111,740,735
Less unrealized intersegment sales	858,094	(5,389,977)	—	—	7,183	—	(5,303)	(408,059)	—
Less unrealized gain due to production cost valuation of inventory	(3,657,242)	(42,379,229)	—	—	—	(26,886)	—	(7,163,664)	—
Less capitalized refined products	(574,381)	—	—	—	—	—	—	—	—
Less depreciation and impairment of revaluated transferred assets, net of deferred taxes	(22,503,168)	—	—	(2,036,128)	(84,557,831)	(2,165,068)	(9,522,686)	(424,849)	—
Less equity method for unrealized profits	(759,624)	(7,813,492)	—	—	(91,123)	(6,573,895)	(2,828,749)	(732,768)	—
Less amortization of capitalized interest	118,981	8,123	—	—	—	—	—	—	—

Total consolidated assets	Ps. 2,058,036,405	857,196,306	179,807	26,220,748	191,895,993	8,923,456	23,142,045	186,808,899	2,111,740,735

Liabilities:
By segment	Ps. 2,570,412,398	1,081,528,677	531,580	13,186,297	56,706,251	6,556,050	2,308,890	116,648,398	3,587,988,972
Less unrealized intersegment sales	—	(4,419,929)	—	700,127	—	—	—	194,483	—

Total consolidated liabilities	Ps. 2,570,412,398	1,077,108,748	531,580	13,886,424	56,706,251	6,556,050	2,308,890	116,842,881	3,587,988,972

As of/for the year ended December 31, 2016	Exploration and Production	Industrial Transformation	Cogeneration and Services	Drilling and Services	Logistics	Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies
Sales:
By segment	Ps. 616,380,615	771,597,427	184,434	6,263,093	71,130,845	4,775,775	17,217,131	800,979,076	53,803,095
Less unrealized intersegment sales	—	(847,432)	—	(4,211,227)	—	—	—	(331,446)	—

Total consolidated sales	Ps. 616,380,615	770,749,995	184,434	2,051,866	71,130,845	4,775,775	17,217,131	800,647,630	53,803,095

Operating income (loss):
By segment	Ps. 503,679,153	(60,347,367)	(22,645)	1,271,202	(25,701,065)	(2,877,725)	(3,504,812)	19,526,997	(14,909,525)
Less unrealized intersegment sales	—	(847,432)	—	(4,211,227)	—	—	—	(331,446)	—
Less unrealized gain due to production cost valuation of inventory	(273,237)	3,572,498	—	3,815,371	—	905,910	(2,163)	(213,069)	—
Less capitalized refined products	(1,661,986)	(7,904,259)	—	—	—	—	—	—	—
Less amortization of capitalized interest	118,981	—	—	—	—	—	—	—	—
Less depreciation and impairment of revaluated assets	—	—	—	640,702	6,899,211	357,455	5,544,830	—	—

Total consolidated operating income (loss)	Ps. 501,862,911	(65,526,560)	(22,645)	1,516,048	(18,801,854)	(1,614,360)	2,037,855	18,982,482	(14,909,525)

Net income (loss):
By segment	Ps. (44,069,001)	(61,639,067)	(381,214)	(387,250)	(16,917,356)	(7,820,835)	(3,780,706)	11,711,265	(194,251,296)
Less unrealized intersegment sales	—	(847,432)	—	(4,211,227)	—	—	—	(331,446)	—
Less unrealized gain due to production cost valuation of inventory	(273,237)	3,572,498	—	3,815,371	—	905,910	(2,163)	(213,069)	—
Less capitalized refined products	(1,661,986)	(7,904,259)	—	—	—	—	—	—	—
Less equity method elimination	6,590	(3,047,030)	346,514	—	—	4,897,988	334,653	—	—
Less amortization of capitalized interest	118,981	—	—	—	—	—	—	—	—
Less depreciation of revaluated assets	—	—	—	640,702	6,899,211	357,455	5,544,830	—	—

Total consolidated net (loss) income	Ps. (45,878,653)	(69,865,290)	(34,700)	(142,404)	(10,018,145)	(1,659,482)	2,096,614	11,166,750	(194,251,296)

Assets: By segment	Ps.2,232,052,453	1,151,907,566	425,141	30,990,147	254,615,026	10,421,225	43,067,636	170,782,928	2,359,024,145
Less unrealized intersegment sales	483,230	(4,158,101)	—	—	—	—	(5,304)	(332,529)	—
Less unrealized gain due to production cost valuation of inventory	(3,246,782)	(33,361,438)	—	—	—	—	—	(5,688,341)	—
Less capitalized refined products	(1,661,986)	—	—	—	—	—	—	—	—
Less depreciation of revalued assets	(20,585,300)	—	—	(3,316,549)	(123,790,105)	(5,300,044)	(12,746,136)	(652)	—
Less equity method for unrealized profits	(742,055)	(7,293,447)	(36,718)	—	—	4,435,288	(4,308,877)	(8,960,344)	—
Less amortization of capitalized interest	118,981	—	—	—	—	—	—	(424,198)	—

Total consolidated assets	Ps.2,206,418,541	1,107,094,580	388,423	27,673,598	130,824,921	9,556,469	26,007,319	155,376,864	2,359,024,145

Liabilities:
By segment	Ps.2,533,221,665	1,282,558,220	664,829	16,457,347	29,336,417	3,015,450	3,901,722	85,392,123	3,553,477,189
Less unrealized intersegment sales	—	(4,419,930)	—	395,855	—	—	—	1,493,766	—

Total consolidated liabilities	Ps.2,533,221,665	1,278,138,290	664,829	16,853,202	29,336,417	3,015,450	3,901,722	86,885,889	3,553,477,189

As of/for the year ended December 31, 2015	Exploration and Production		Industrial Transformation	Cogeneration and Services	Drilling and Services	Logistics	Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies
Sales:
By segment	Ps.	690,642,133	874,630,488	—	1,511,970	10,954,841	1,704,684	5,048,600	761,213,475	18,801,547
Less unrealized intersegment sales		—	(597,212)	—	—	—	—	(5,304)	(200,197)	—

Total consolidated sales	Ps.	690,642,133	874,033,276	—	1,511,970	10,954,841	1,704,684	5,043,296	761,013,278	18,801,547

Operating income (loss):
By segment	Ps.	(89,473,302)	(88,819,558)	(51,911)	700,748	(6,875,252)	(262,145)	(2,288,747)	10,334,138	2,651,449
Less unrealized intersegment sales		—	(597,212)	—	—	—	—	(5,304)	(200,197)	—
Less unrealized gain due to production cost valuation of inventory		(251,995)	21,681,180	—	—	—	—	2,163	494,727	—
Less capitalized refined products		(3,496,201)	—	—	—	—	—	—	—	—
Less amortization of capitalized interest		118,980	—	—	—	—	—	—	—	—
Less depreciation and impairment of revaluated assets		—	—	—	95,811	1,192,250	117,141	531,745	—	—

Total consolidated operating (loss) income	Ps.	(93,102,518)	(67,735,590)	(51,911)	796,559	(5,683,002)	(145,004)	(1,760,143)	10,628,668	2,651,449

Net income (loss):
By segment	Ps.	(663,719,119)	(107,164,261)	(57,310)	359,621	(4,877,610)	(262,242)	(2,314,774)	8,402,644	(711,312,155)
Less unrealized intersegment sales		—	(597,212)	—	—	—	—	(5,304)	(200,197)	—
Less unrealized gain due to production cost valuation of inventory		(251,995)	21,681,180	—	—	—	—	2,163	494,727	—
Less capitalized refined products		(3,496,201)	—	—	—	—	—	—	—
Less equity method elimination		(45,679)	(1,129,042)	—	—	—	—	30,953	—	—
Less amortization of capitalized interest		118,980	—	—	—	—	—	—	—	—
Less depreciation of revaluated assets		—	—	—	95,811	1,192,250	117,141	531,745	—	—

Total consolidated net (loss) income	Ps.	(667,394,014)	(87,209,335)	(57,310)	455,432	(3,685,360)	(145,101)	(1,755,217)	8,697,174	(711,312,155)

Supplemental geographic information:

	For the years ended December 31,
	2017		2016		2015
Domestic sales	Ps.	877,360,038	Ps.	670,000,473	Ps.	746,235,912

Export sales:
United States		302,912,999		221,954,461		266,826,499
Canada, Central and South America		13,943,080		14,058,897		11,027,813
Europe		71,470,613		64,348,997		58,707,787
Other		120,212,420		94,755,762		70,652,346

Total export sales		508,539,112		395,118,117		407,214,445

Services income		11,130,569		8,974,642		8,310,035

Total sales	Ps.	1,397,029,719	Ps.	1,074,093,232	Ps.	1,161,760,392

PEMEX does not have significant long-lived assets outside of Mexico.

The following table shows income by product: